Significant accounting policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Production equipment [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Useful life	5 years
Office furniture and electronic data processing equipment (“EDP”) [member]
Significant accounting policies (Details) - Schedule of estimated useful lives [Line Items]
Useful life	3 years